CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
Jun. 30, 2023 USD ($)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Tax effect of the revaluation of property, plant and equipment of joint venture and associates	$ 99,415
Tax effect of the revaluation of property, plant and equipment	$ 703,087